Document And Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	OCULIS HOLDING AG
Entity Central Index Key	0001953530
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Incorporation, State or Country Code	V8
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity File Number	001-41636
Entity Address, Address Line One	Bahnhofstrasse 20
Entity Address, City or Town	Zug
Entity Address, Postal Zip Code	6300
Entity Address, Country	CH
Document Annual Report	true
Document Transition Report	false
Document Registration Statement	false
Document Shell Company Report	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1358
Auditor Name	PricewaterhouseCoopers SA
Auditor Location	Lausanne, Switzerland
Auditor Opinion

Opinions on the Financial Statements and Internal Control over Financial Reporting

We have audited the accompanying consolidated statements of financial position of Oculis Holding AG and its subsidiaries (the “Company”) as of December 31, 2025 and December 31, 2024, and the related consolidated statements of loss, comprehensive loss, changes in equity and cash flows for each of the three years in the period ended December 31, 2025, including the related notes (collectively referred to as the “consolidated financial statements”). We also have audited the Company’s internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control - Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO).

Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares
Trading Symbol	OCS
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	57,984,438
Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	OCSAW
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	2,104,906
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Bahnhofstrasse 20
Entity Address, City or Town	Zug
Entity Address, Postal Zip Code	6300
City Area Code	+41
Local Phone Number	41-711-3960
Entity Address, Country	CH
Contact Personnel Name	Riad Sherif, MD